Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	$ 1,042,880	$ 1,018,878
Intangible assets, Ending balance	1,034,440	1,042,880
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	1,426,283	1,266,863
Additions	15,665	141,849
Effect of movements in exchange rates	176,049	17,571
Intangible assets, Ending balance	1,617,997	1,426,283
Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(383,403)	(247,985)
Amortization for the year	138,077	136,489
Effect of movements in exchange rates	62,077	(1,071)
Intangible assets, Ending balance	(583,557)	(383,403)
Development Costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	882,026	971,739
Intangible assets, Ending balance	851,590	882,026
Development Costs | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	1,249,856	1,210,873
Additions		18,186
Effect of movements in exchange rates	156,996	20,797
Intangible assets, Ending balance	1,406,852	1,249,856
Development Costs | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(367,830)	(239,134)
Amortization for the year	128,090	129,668
Effect of movements in exchange rates	59,342	(972)
Intangible assets, Ending balance	(555,262)	(367,830)
Patents and trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	47,144	46,271
Intangible assets, Ending balance	45,805	47,144
Patents and trademarks | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	62,051	55,118
Additions		5,712
Effect of movements in exchange rates	7,544	1,221
Intangible assets, Ending balance	69,595	62,051
Patents and trademarks | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(14,907)	(8,847)
Amortization for the year	6,417	6,144
Effect of movements in exchange rates	2,466	(84)
Intangible assets, Ending balance	(23,790)	(14,907)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	113,710	868
Intangible assets, Ending balance	137,045	113,710
Software | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	114,376	872
Additions	15,665	117,951
Effect of movements in exchange rates	11,509	(4,447)
Intangible assets, Ending balance	141,550	114,376
Software | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(666)	(4)
Amortization for the year	3,570	677
Effect of movements in exchange rates	269	(15)
Intangible assets, Ending balance	$ (4,505)	$ (666)